Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Activities of Original Option Units	The following table sets forth the activities of Original Option Units for the year ended December 31, 2024:
	Number of Original Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	27,261,398	0.38	0.33	5.88	5,247,567
Granted	174,318	0.24	-	-	-
Forfeited	(1,746,791)	0.77	-	-	-
Exercised	(5,731,483)	0.20	-	-	-
Outstanding as of December 31, 2024	19,957,442	0.40	0.32	4.88	71,540
Expected to be vested as of December 31, 2024	19,957,442	0.40	0.32	4.88	71,540
Exercisable as of December 31, 2024	17,000,880	0.32	0.24	4.48	71,110

The following table sets forth the activities of Additional Option Units for the year ended December 31, 2024:

	Number of Additional Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	892,126	0.78	0.55	0.39	-
Granted	-	-	-	-	-
Forfeited	(297,361)	0.75	-	-	-
Exercised	(65,823)	0.60	-	-	-
Outstanding as of December 31, 2024	528,942	0.82	0.58	0.03	-
Expected to be vested as of December 31, 2024	528,942	0.82	0.58	0.03	-
Exercisable as of December 31, 2024	526,010	0.82	0.58	0.03	-

The following table sets forth the activities of Restricted Share Units for the year ended December 31, 2024:

	Number of Restricted Share Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2024	15,046,408	0.01	0.55	N/A	7,584,563
Granted	-	-	-	-	-
Forfeited	(1,069,052)	-	-	-	-
Exercise	(431,481)	-	-	-	-
Outstanding as of December 31, 2024	13,545,875	0.00	0.62	N/A	2,786,010
Vested and expected to be vested as of December 31, 2024	13,545,875	0.00	0.62	N/A	2,786,010

Schedule of Lock-up Period	The Lock-up period is specified as below:
Lock-up Period of the relevant percentage of the option	Cap of vested Share Unit
After 6 months since the vesting date	20%
After 12 months since the vesting date	50%
After 18 months since the vesting date	100%

Schedule of Key Assumptions are Listed

The key assumptions are listed as follows:

	2024	2023	2022
Expected volatility	24.00%	24.00%	25.00%
Risk-free interest rate (per annum)	4.60%	5.02%	2.50%-2.80%
Exercise multiple	2.20	2.80	2.50-2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying ordinary share	US$3.45	US$2.15-US$4.15	US$9.30